Long Term Incentive Plan (Details Textual) (USD $)	3 Months Ended		6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Jul. 11, 2012
Long Term Incentive Plan (Additional Textual) [Abstract]
Long Term Incentive Plan available for future grant	870,555		870,555		920,193
Grants Issued Under Long Term Incentive Plan	25.00%		25.00%
Equity compensation expense	$ 1,097,000	$ 467,000	$ 1,485,000	$ 798,000
Total fair value of vested units			1,100,000	500,000
Compensation cost related unvested awards	1,100,000	2,600,000	1,100,000	2,600,000
Weighted average period cost recognized			1 year 2 months 18 days
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized						871,750
Phantom units [Member]
Long Term Incentive Plan (Additional Textual) [Abstract]
Equity compensation expense	$ 1,100,000	$ 500,000	$ 1,500,000	$ 800,000